John Deere Owner Trust 2020	EXHIBIT 99.2
Statement to Certificateholders

$299,500,000   Class A-1  1.10000%  Asset Backed Notes due March 15, 2021

$335,000,000   Class A-2  1.01%  Asset Backed Notes due January 17, 2023

$296,850,000   Class A-3  1.10%  Asset Backed Notes due August 15, 2024

$79,190,000   Class A-4  1.21%  Asset Backed Notes due November 16, 2026

$25,918,396 Overcollateralization

Payment Date:			17-Aug-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$38,662,169.16
		per $1,000 original principal amount:	$129.09

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$38,662,169.16

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$119,413.16
		per $1,000 original principal amount:	$0.40

		(ii) Class A-2 Notes:	$281,958.33
		per $1,000 original principal amount:	$0.84

		(iii) Class A-3 Notes:	$272,112.50
		per $1,000 original principal amount:	$0.92

		(iv) Class A-4 Notes:	$79,849.92
		per $1,000 original principal amount:	$1.01

		(v) Total:	$753,333.91

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$829,433,512.09

	(b)	Note Value at end of related Collection Period:	$816,722,499.66

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$25,918,396.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$79,764,104.08
		(ii) A-1 Note Pool Factor:	0.2663242

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$335,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$296,850,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$79,190,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$723,986.93
		(i) per $1,000 original principal amount:	$0.69
	(b)	Amount of Servicing Fee earned:	$723,986.93

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	(c)	Amount of Servicing Fee paid:	$723,986.93
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$2,042,182.97

(11)	(i)	Amount in Reserve Account:	$10,364,584.00
	(ii)	Specified Reserve Account Balance:	$10,364,584.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$5,446,497.62
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.66%

(13)	(i)	Aggregate amount of net losses for the collection period:	$194,352.26
	(ii)	Cumulative amount of net losses:	$233,484.08
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.02%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,042,395.59
		(ii) % of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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